SUNAMERICA SERIES TRUST
American Funds Asset Allocation SAST Portfolio
American Funds Global Growth SAST Portfolio
American Funds Growth SAST Portfolio
American Funds Growth-Income Portfolio
(collectively, the “Portfolios”)
Supplement to the Statement of Additional Information dated May 1, 2009
Effective January 1, 2010, with respect to the “TRUSTEES AND OFFICERS OF THE TRUST” under the headings “MASTER FUNDS” and “BOARDS OF TRUSTEES AND OFFICERS” the disclosure is deleted and replaced in its entirety with the following:

				Number of
				portfolios in
		Year First		fund
	Position(s)	Elected a		complex(2)	Other
	Held with	Trustee of	Principal Occupation(s) During	overseen by	Directorships
Name and Age	Series	the Series	Past Five Years	Trustee(3)	Held by Trustee(4)
Independent Trustees(1)
Lee A. Ault III Age: 73	Chairman of the Board (Independent and Non-Executive)	1999	Private investor and corporate director; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)	14	Anworth Mortgage Asset Corporation; Office Depot, Inc.

William H. Baribault Age: 63	Trustee	2009	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting); former Chairman of the Board, President and CEO, Professional Business Bank (financial services for small businesses); former President and CEO, Henry Company (building products	14	None

James G. Ellis Age: 62	Trustee	2009	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	17	Quicksilver, Inc.

Martin Fenton Age: 74	Trustee	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities).	17	None

Leonard R. Fuller Age: 63	Trustee	1999	President and CEO, Fuller Consulting (financial management consulting firm).	17	None

W. Scott Hedrick Age: 63	Trustee	2007	Founding General Partner, InterWest Partners (a venture capital firm); Visiting Lecturer, Stanford Graduate School of Business	14	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper Age: 63	Trustee	2009	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, National Association of Securities Dealers (NASD)	20	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

				Number of
				portfolios in
		Year First		fund
	Position(s)	Elected a		complex(2)	Other
	Held with	Trustee of	Principal Occupation(s) During	overseen by	Directorships
Name and Age	Series	the Series	Past Five Years	Trustee(3)	Held by Trustee(4)
Independent Trustees(1)
Merit E. Janow Age : 51	Trustee	2007	Professor, Columbia University School of International and Public Affairs; former Member, World Trade Organization Appellate Body.	17	The NASDAQ Stock Market LLC;; Trimble Navigation Limited

Mary Myers Kauppila Age: 55	Trustee	1994	Chairman and CEO, Ladera Management Company (private investment company).	20	None

Laurel B. Mitchell Age: 54	Trustee	2009	Director, Accounting Program, University of Redlands	14	None

Frank M. Sanchez Age: 65	Trustee	2009	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	14	None

Margaret Spellings Age: 51	Trustee	2009	President and Chief Executive Office, Margaret Spellings & Company; former United States of Secretary of Education, United States Department of Education - Federal Government Agency; former Assistant to the President for Domestic Policy; The White House - Federal Government, Executive Branch - Domestic Policy	14	None

Steadman Upham Age: 60	Trustee	2007	President and Professor of Anthropology, The University of Tulsa,; former President of Archaeology, Claremont Graduate University	17	None

TRUSTEES WHO ARE INTERESTED PERSONS(5)(6) AND OFFICERS OF MASTER FUNDS

				Number of
				portfolios in
		Year First		fund
	Position(s)	Elected a		complex(2)	Other
	Held with	Trustee of	Principal Occupation(s) During	overseen by	Directorships
Name and Age**	Series	the Series	Past Five Years	Trustee(3)	Held by Trustee(4)
Interested Trustees(5)(6)
James K. Dunton Age: 71	Vice-Chairman of the Board and Trustee	1993	Senior Vice President - Capital Research Global Investors, Capital Research and Management Company; Director Capital Research and Management Company	2	None

Donald D. O’Neal Age: 49	President and Trustee	1998	Senior Vice President - Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies(6)	3	None

1	The term “Independent” trustee refers to a Trustee who is not an “interested person” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

2	Capital Research and Management Company manages the American Funds®. Capital Research and Management Company also manages American Funds Target Date Retirement Series, SM Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two funds and is available to certain nonprofit organizations.

3	The number of portfolios within the fund complex overseen by a Trustee includes the portfolios that a nominee would oversee if elected for the Series and the Other American Funds.

4	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each Trustee as a director of a public company or a registered investment company.

5	“Interested person” of the Fund within the meaning of the 1940 Act on the basis of his or her affiliation with the Series’ and Funds’ investment adviser, Capital Research and Management Company, or affiliated entities.

6	Company Affiliated with Capital Research and Management Company.
Correspondence intended for Trustees or nominees may be sent to 333 Sough Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

OTHER EXECUTIVE OFFICERS

			Principal Occupation(s) During Past Five
		Year First	Years and Positions Held with Affiliated
	Current officer	Elected an	Entities or the Principal Underwriter
Name and Age	position	Officer	of the Series if any
Alan N. Berro Age: 48	Senior Vice President	1998	Senior Vice President — Capital World Investors, Capital Research and management Company

Michael J. Downer Age: 54	Executive Vice President	1991	Senior Vice President, Secretary and Coordinator of Legal and Compliance, Capital Research and Management Company; Director, American Funds Distributors, Inc.*; Chairman of the Board, Capital Bank and Trust Company*

Abner D. Goldstine Age: 79	Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company

Claudia P. Huntington Age: 57	Senior Vice President	1994	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*

Steven I. Koszalka Age: 45	Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland Age: 38	Treasurer	2008	Vice President — Fund Business Management Group, Capital Research and Management Company

John H. Smet Age: 52	Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, American Funds Distributors, Inc.*

*	Company affiliated with Capital Research and Management Company.

No officer, director or employee of Capital Research and Management Company receives any remuneration from the Series. All of the executive officers listed are officers and/or directors/trustees of one or more of the funds for which Capital Research and Management Company serves an investment adviser.
Trustee compensation paid during the fiscal year ended December 31, 2008 was as follows:

			Total Compensation
			(including voluntarily
			deferred compensation(2))
			from all funds managed by
	Aggregate compensation		Capital Research and
	(including voluntarily deferred		Management Company or its
	compensation(2)) from the Series		affiliates during fiscal
Name	during fiscal 2008		2008(3)
“Independent” Trustees(1)
Lee A. Ault III	$134,182		$144,000
William H. Baribault(4)	None	(5)	None
James G. Ellis	None	(5)	132,063
Martin Fenton	87,399		418,821
Leonard R. Fuller	103,240		338,800
W. Scott Hedrick	125,451		137,000
R. Clark Hooper	None	(5)	224,720
Merit E. Janow	93,782		200,500
Mary Myers Kauppila	91,278		306,500
Laurel B. Mitchell	None	(5)	None
Frank M. Sanchez	None	(5)	138,652
Margaret Spellings	None	(5)	None
Steadman Upham	None	(5)	208,218

“Interested” Trustees(6)
James K. Dunton	None	(7)	None (7)
Donald D. O’Neal	None	(7)	None (7)

1	An “Independent” trustee refers to a Trustee who is not an “interested person” within the meaning of the 1940 Act.

2	Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for fiscal 2008 does not include earnings on amounts deferred in previous fiscal years.

3	Funds managed by Capital Research and Management Company, including the American Funds; American Funds Target Date Retirement Series, SM Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two funds and is available to certain nonprofit organizations.

4	Mr. Baribault was elected by the Series’ Board of Trustees on March 17, 2009.

5	This Trustee was not an Independent Trustee of the Series at the close of the most recent fiscal year end period; therefore, did not receive any compensation for the Series during its 2008 fiscal year.

6	An “interested” trustee refers to a Trustee who is an “interested person” of the Series within the meaning of the 1940 Act on the basis of his or her affiliation with the Series and Funds’ investment adviser, Capital Research and Management Company, or affiliated entities.

7	No compensation is paid by the Series to any Trustee who is affiliated with the investment adviser.
Dated: January 4, 2010
Version: Class 3 Feeder Funds (AFIS Version)